Retirement Plans, Postretirement and Postemployment Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Fair Values of Pension Plan Assets by Asset Class and Fair Value Hierarchy Level

The fair values of pension plan assets by asset class and fair value hierarchy level are as follows:

December 31	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
(add 000)	2016
Equity securities:
Mid-sized to large cap	$—	$169,176	$—	$169,176
Small cap, international and emerging growth funds	—	169,678	—	169,678
Debt securities:
Core fixed income	—	168,282	—	168,282
Real estate	—	—	44,890	44,890
Hedge funds	—	—	44,036	44,036
Cash	145	—	—	145
Total	$145	$507,136	$88,926	$596,207

	2015
Equity securities:
Mid-sized to large cap	$—	$156,008	$—	$156,008
Small cap, international and emerging growth funds	—	144,405	—	144,405
Debt securities:
Core fixed income	—	167,545	—	167,545
Real estate	15,479	—	23,242	38,721
Hedge funds	-	—	39,219	39,219
Cash	614	—	—	614
Total	$16,093	$467,958	$62,461	$546,512

Schedule of Assumed Health Care Cost Trend Rates

Assumed health care cost trend rates at December 31 are:

	2016	2015
Health care cost trend rate assumed for next year	7.0%	7.0%
Rate to which the cost trend rate gradually declines	5.0%	5.0%
Year the rate reaches the ultimate rate	2021	2020

Schedule of One Percentage-Point Change in Assumed Health Care Cost Trend Rates

A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One Percentage Point
(add 000)	Increase	(Decrease)
Total service and interest cost components	$49	$(42)
Postretirement benefit obligation	$1,051	$(911)

Pension
Schedule of Components of Net Periodic Benefit Credit Cost

The net periodic retirement benefit cost of defined benefit plans includes the following components:

years ended December 31 (add 000)	2016	2015	2014
Components of net periodic benefit cost:
Service cost	$22,167	$23,001	$17,125
Interest cost	35,879	33,151	28,935
Expected return on assets	(37,699)	(36,385)	(32,661)
Amortization of:
Prior service cost	350	422	445
Actuarial loss	12,074	17,159	4,045
Transition asset	(1)	(1)	(1)
Settlement charge	124	—	-
Termination benefit charge	764	2,085	13,652
Net periodic benefit cost	$33,658	$39,432	$31,540

Schedule of Recognized Comprehensive Earnings

The Corporation recognized the following amounts in consolidated comprehensive earnings:

years ended December 31

(add 000)	2016	2015	2014
Actuarial loss	$52,028	$9,916	$105,546
Amortization of:
Prior service cost	(350)	(422)	(445)
Actuarial loss	(12,074)	(17,159)	(4,045)
Transition asset	1	1	1
Special plan termination benefits	(764)	(2,085)	—
Settlement charge	(124)	—	-
Net prior service cost	—	2,338	—
Total	$38,717	$(7,411)	$101,057

Schedule of Net Periodic Benefit Credit or Cost Not Yet Recognized

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit cost:

December 31	2016		2015
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service cost	$425	$261	$1,028	$628
Actuarial loss	218,056	133,083	178,770	108,874
Transition asset	(7)	(4)	(8)	(5)
Total	$218,474	$133,340	$179,790	$109,497

Schedule of Change in Projected Benefit Obligation

The defined benefit plans’ change in projected benefit obligation is as follows:

years ended December 31

(add 000)	2016	2015
Change in projected benefit obligation:
Net projected benefit obligation at beginning of year	$754,543	$753,975
Service cost	22,167	23,001
Interest cost	35,879	33,151
Actuarial loss (gain)	49,760	(27,119)
Gross benefits paid	(30,500)	(30,803)
Nonrecurring termination benefit	-	2,338
Net projected benefit obligation at end of year	$831,849	$754,543

Schedule of Change In Plan Assets

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

years ended December 31

(add 000)	2016	2015
Change in plan assets:
Fair value of plan assets at beginning of year	$546,512	$524,042
Actual return on plan assets, net	35,432	(651)
Employer contributions	44,763	53,924
Gross benefits paid	(30,500)	(30,803)
Fair value of plan assets at end of year	$596,207	$546,512

Schedule of Funded Status	December 31
(add 000)	2016	2015
Funded status of the plan at end of year	$(235,642)	$(208,031)
Accrued benefit cost	$(235,642)	$(208,031)

Schedule of Amounts Recognized on Consolidated Balance Sheets

December 31

(add 000)	2016	2015
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(6,223)	$(6,048)
Noncurrent liability	(229,419)	(201,983)
Net amount recognized at end of year	$(235,642)	$(208,031)

Schedule of Accumulated Benefit Obligations in Excess of Plan Assets

Benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets are as follows:

December 31

(add 000)	2016	2015
Projected benefit obligation	$831,849	$754,543
Accumulated benefit obligation	$752,659	$688,017
Fair value of plan assets	$596,207	$546,512

Schedule of Weighted-Average Assumptions

Weighted-average assumptions used to determine benefit obligations as of December 31 are:

	2016	2015
Discount rate	4.29%	4.67%
Rate of increase in future compensation levels	4.50%	4.50%

Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31 are:

	2016	2015	2014
Discount rate	4.67%	4.25%	5.17%
Rate of increase in future compensation levels	4.50%	4.50%	5.00%
Expected long-term rate of return on assets	7.00%	7.00%	7.00%

Schedule of Target Assets Allocation

The target allocation for 2016 and the actual pension plan asset allocation by asset class are as follows:

	Percentage of Plan Assets
	2016	December 31
Asset Class	Target Allocation	2016	2015
Equity securities	54%	57%	55%
Debt securities	30%	28%	31%
Hedge funds	8%	7%	7%
Real estate	8%	8%	7%
Total	100%	100%	100%

Change in Fair Value of Pension Plan Assets

The change in the fair value of pension plan assets valued using significant unobservable inputs (Level 3) is as follows:

years ended December 31	Real Estate	Hedge Funds
(add 000)	2016
Balance at beginning of year	$23,242	$39,219
Purchases, sales, settlements, net	18,579	3,100
Actual return on plan assets held at period end	3,069	1,717
Balance at end of year	$44,890	$44,036

	2015
Balance at beginning of year	$20,363	$38,264
Actual return on plan assets held at period end	2,879	955
Balance at end of year	$23,242	$39,219

Schedule of Expected Benefit Payments

The expected benefit payments to be paid from plan assets for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2017	$36,563
2018	$38,452
2019	$40,792
2020	$42,981
2021	$44,403
Years 2022 - 2026	$250,080

Postretirement Benefits
Schedule of Components of Net Periodic Benefit Credit Cost

The net periodic postretirement benefit credit cost for postretirement plans includes the following components:

years ended December 31

(add 000)	2016	2015	2014
Components of net periodic benefit credit:
Service cost	$85	$137	$206
Interest cost	863	928	1,164
Amortization of:
Prior service credit	(1,959)	(2,302)	(3,255)
Actuarial gain	(499)	(309)	(266)
Settlement credit	(9)	-	-
Total net periodic benefit credit	$(1,519)	$(1,546)	$(2,151)

Schedule of Recognized Comprehensive Earnings

The Corporation recognized the following amounts in consolidated comprehensive earnings:

years ended December 31

(add 000)	2016	2015	2014
Actuarial loss (gain)	$686	$(626)	$(3,026)
Net prior service credit	(1,326)	-	-
Settlement credit	9	-	-
Amortization of:
Prior service credit	1,959	2,302	3,255
Actuarial gain	499	309	266
Total	$1,827	$1,985	$495

Schedule of Net Periodic Benefit Credit or Cost Not Yet Recognized

Accumulated other comprehensive loss includes the following amounts that have not yet been recognized in net periodic benefit credit or cost:

December 31	2016		2015
(add 000)	Gross	Net of tax	Gross	Net of tax
Prior service credit	$(4,153)	$(2,551)	$(4,786)	$(2,924)
Actuarial gain	(3,857)	(2,369)	(5,050)	(3,086)
Total	$(8,010)	$(4,920)	$(9,836)	$(6,010)

Schedule of Change in Projected Benefit Obligation

The postretirement health care plans’ change in benefit obligation is as follows:

years ended December 31

(add 000)	2016	2015
Change in benefit obligation:
Net benefit obligation at beginning of year	$23,408	$25,086
Service cost	85	137
Interest cost	863	928
Participants’ contributions	2,616	1,777
Actuarial loss (gain)	688	(627)
Gross benefits paid	(5,743)	(3,893)
Plan amendments	(1,326)	-
Net benefit obligation at end of year	$20,591	$23,408

Schedule of Change In Plan Assets

The Corporation’s change in plan assets, funded status and amounts recognized on the Corporation’s consolidated balance sheets are as follows:

years ended December 31

(add 000)	2016	2015
Change in plan assets:
Fair value of plan assets at beginning of year	$—	$—
Employer contributions	3,127	2,116
Participants’ contributions	2,616	1,777
Gross benefits paid	(5,743)	(3,893)
Fair value of plan assets at end of year	$—	$—

Schedule of Funded Status	December 31
(add 000)	2016	2015
Funded status of the plan at end of year	$(20,591)	$(23,408)
Accrued benefit cost	$(20,591)	$(23,408)

Schedule of Amounts Recognized on Consolidated Balance Sheets

December 31

(add 000)	2016	2015
Amounts recognized on consolidated balance sheets consist of:
Current liability	$(3,070)	$(2,120)
Noncurrent liability	(17,521)	(21,288)
Net amount recognized at end of year	$(20,591)	$(23,408)

Schedule of Weighted-Average Assumptions

Weighted-average assumptions used to determine the postretirement benefit obligations as of December 31 are:

	2016	2015
Discount rate	3.78%	4.25%

Weighted-average assumptions used to determine net postretirement benefit cost for the years ended December 31 are:

	2016	2015	2014
Discount rate	4.25%	3.83%	4.42%

Schedule of Expected Benefit Payments

The total expected benefit payments to be paid by the Corporation, net of participant contributions, for each of the next five years and the five-year period thereafter are as follows:

(add 000)
2017	$3,070
2018	$2,120
2019	$2,000
2020	$1,873
2021	$1,781
Years 2022 - 2026	$6,434